Discontinued Operations (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2010	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Mar. 31, 2012 Airpark Place Business Center [Member]	Sep. 30, 2011 Airpark Place Business Center [Member]	Dec. 31, 2011 Airpark Place Business Center [Member] sqft	Dec. 31, 2011 Owings Mills Business Park [Member] Building sqft	Dec. 31, 2011 Owings Mills Business Park [Member] Subsequent Event [Member] sqft
Discontinued Operations (Textual) [Abstract]
Area of land parcel		991,604	1,493,381	12,065,591			82,400	38,779	219,300
Proceeds from sale of Properties		$ 26,883	$ 11,414		$ 5,300		$ 5,300	$ 3,472
Impairment charge on the contractual sale price	$ 3,400		$ 2,386			$ 3,100	$ 3,600
Number of building sold								2
Number of buildings								6